Critical Accounting Estimates and Judgments (Details)	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Critical Accounting Estimates and Judgments
Confidence level used to determine risk adjustment for non-financial risk	83.80%	84.00%	84.40%
1 year | USD
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	5.00%	5.57%	0.49%
1 year | CAD
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	5.28%	5.37%	0.76%
1 year | EUR
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	3.38%	3.48%	0.03%
1 year | GBP
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	4.95%	5.37%	0.84%
5 years | USD
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	4.57%	4.90%	1.77%
5 years | CAD
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	4.51%	4.04%	1.60%
5 years | EUR
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	2.64%	3.35%	0.12%
5 years | GBP
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	3.93%	4.80%	1.47%
10 years | USD
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	4.70%	5.16%	2.28%
10 years | CAD
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	4.37%	3.94%	2.19%
10 years | EUR
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	2.86%	3.13%	0.57%
10 years | GBP
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	4.26%	4.18%	1.41%
15 years | USD
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	4.81%	4.99%	2.28%
15 years | CAD
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	4.41%	3.77%	2.26%
15 years | EUR
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	3.08%	2.99%	0.60%
15 years | GBP
Critical Accounting Estimates and Judgments
Yield used to discount cash flows (as a percent)	4.60%	3.82%	1.21%